Income Taxes	12 Months Ended
Apr. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 14	INCOME TAXES

Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2013	2012	2011
Domestic	$791.9	$706.4	$729.7
Foreign	25.4	(5.2)	(12.5)

Income before income taxes	$817.3	$701.2	$717.2

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2013	2012	2011
Current:
Federal	$262.1	$228.2	$271.4
Foreign	6.1	6.8	4.6
State and local	20.5	23.7	21.5
Deferred:
Federal	(15.6)	(10.2)	(51.0)
Foreign	0.9	(6.9)	(7.3)
State and local	(0.9)	(0.1)	(1.5)

Total income tax expense	$273.1	$241.5	$237.7

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.8	2.3	2.2
Domestic manufacturing deduction	(3.1)	(3.1)	(3.8)
Other items – net	(0.3)	0.2	(0.3)

Effective income tax rate	33.4%	34.4%	33.1%

Income taxes paid	$279.2	$257.8	$366.0

We are a voluntary participant in the Compliance Assurance Process (“CAP”) program offered by the Internal Revenue Service (“IRS”) and are currently under a CAP examination for the tax year ended April 30, 2013. Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows us to remain current with our IRS examinations. The IRS has completed the CAP examinations for tax years ended April 30, 2010, April 30, 2011, and April 30, 2012. Tax years prior to 2010 are no longer subject to U.S. federal tax examination. With limited exceptions, we are no longer subject to examination for state and local jurisdictions for tax years prior to 2008 and for tax years prior to 2006 for foreign jurisdictions.

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2013	2012
Deferred tax liabilities:
Intangible assets	$1,019.6	$1,021.9
Property, plant, and equipment	94.4	102.6
Other	9.4	8.1

Total deferred tax liabilities	$1,123.4	$1,132.6

Deferred tax assets:
Post-employment and other employee benefits	$116.3	$107.5
Tax credit and loss carryforwards	1.5	2.5
Intangible assets	5.4	3.4
Other	37.7	40.7

Total deferred tax assets	$160.9	$154.1

Net deferred tax liability	$962.5	$978.5

The following table summarizes state and foreign loss and credit carryforwards at April 30, 2013.

	Related Tax Deduction	Deferred Tax Asset	Expiration Date
Tax carryforwards:
State loss carryforwards	$1.0	$0.1	2014 to 2030
State tax credit carryforwards	—	1.3	2019
Foreign jurisdictional tax credit carryforwards	—	0.1	2015

Total tax carryforwards	$1.0	$1.5

Deferred income taxes have not been provided on approximately $250.0 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions or tax credits for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.

Our unrecognized tax benefits as of April 30, 2013 and 2012, were $29.7 and $24.0, respectively. Of the unrecognized tax benefits, $20.6 and $16.4 would affect the effective tax rate, if recognized, as of April 30, 2013 and 2012, respectively. Our accrual for tax-related net interest and penalties totaled $2.0 and $1.7 as of April 30, 2013 and 2012, respectively. The amount of tax-related net interest and penalties charged to earnings totaled $0.3 and $0.1 during 2013 and 2012, respectively. Interest credited to earnings totaled $0.5 during 2011.

Within the next 12 months, it is reasonably possible that we could decrease our unrecognized tax benefits by an estimated $ 3.1, primarily as a result of the expiration of statute of limitations periods.

A reconciliation of our unrecognized tax benefits is as follows:

	2013	2012
Balance at May 1,	$24.0	$20.3
Increases:
Current year tax positions	4.8	3.6
Prior year tax positions	2.5	2.1
Foreign currency translation	—	0.2
Decreases:
Prior year tax positions	0.2	—
Settlement with tax authorities	1.0	0.3
Expiration of statute of limitations periods	0.4	1.9

Balance at April 30,	$29.7	$24.0